Acquisitions (Proforma Information) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue Less Transaction Based Expenses	$ 4,308	$ 4,097	$ 3,981
Business Acquisition, Pro Forma Operating Income (Loss)	1,997	1,700	1,526
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax	$ 1,379	$ 1,085	$ 781
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Basic	$ 11.51	$ 8.82	$ 6.32
Business Acquisition, Pro Forma Income (Loss) From Discontinued Operations, Per Share, Basic	$ 0.00	$ 0.09	$ 1.76
Business Combination, Pro Forma Income (Loss) from Discontinued Operations, Net of Tax	$ 0	$ 11	$ 217
Business Acquisition, Pro Forma Net Income (Loss)	$ 1,379	$ 1,096	$ 998
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 11.51	$ 8.91	$ 8.08
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted	11.46	8.78	6.28
Business Acquisition, Pro Forma Income (Loss) From Discontinued Operations, Per Share, Diluted	0.00	0.09	1.75
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 11.46	$ 8.87	$ 8.03